SHAREHOLDERS’ EQUITY (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Equity [Abstract]
SCHEDULE OF WARRANT ACTIVITY

A summary of warrants activity for the years ended March 31, 2024 and September 30, 2023 was as follows:

	Number of warrants*	Weighted Average Exercise Price*	Weighted Average Remaining Contractual Term
Outstanding, September 30, 2022	-	$-	-
Granted	275,000	8.80	1.3
Forfeited	-	-	-
Exercised	-	-	-
Exercisable, September 30, 2023	275,000	$8.80	1.3
Granted	-	-	-
Forfeited	-	-	-
Exercised	-	-	-
Outstanding, March 31, 2024	275,000	$8.80	0.7
Exercisable, March 31, 2024	275,000	$8.80	0.7

(*	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.)

A summary of warrants activity for the years ended September 30, 2023, 2022 and 2021 was as follows:

	Number of warrants*	Weighted Average Exercise Price*	Weighted Average Remaining Contractual Term
Outstanding, September 30, 2021	10,120	$50.00	-
Granted	-	-	-
Forfeited	-	-	-
Exercised	(10,120)	50.00	-
Exercisable, September 30, 2022	-	$-	-
Granted	275,000	8.80	1.3
Forfeited	-	-	-
Exercised	-	-	-
Outstanding, September 30, 2023	275,000	$8.80	1.3
Exercisable, September 30, 2023	275,000	$8.80	1.3

(*	Retroactively restated to reflect the Company’s 1-for-10 share consolidation effective on April 11, 2024.)

SCHEDULE OF NON-CONTROLLING INTEREST

	Xi’an DT	Tianjin YHX	Total
As of September 30, 2023	$468,427	28,754	497,181
Net loss attributable to non-controlling interest	(2,972)	(28,307)	(31,279)
Foreign currency translation adjustment	14,967	142,534	157,501
As of March 31, 2024	480,422	142,981	623,403

	Xi’an DT	Tianjin YHX	Total
As of September 30, 2022	$472,812	$57,680	$530,492
Net loss attributable to non-controlling interest	(5,700)	(37,600)	(43,300)
Foreign currency translation adjustment	1,315	8,674	9,989
As of September 30, 2023	$468,427	$28,754	$497,181